Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—94.3%
		Basic Industry - Chemicals—0.5%
$ 90,000		Albemarle Corp., 4.150%, 12/1/2024	$98,280
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	115,045
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	228,717
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	376,961
		TOTAL	819,003
		Basic Industry - Metals & Mining—1.8%
600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	602,694
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	429,468
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	292,944
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	41,422
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	398,336
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	342,928
200,000	[1]	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.875%, 4/27/2051	209,558
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	236,308
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	348,312
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	191,092
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	117,270
		TOTAL	3,210,332
		Basic Industry - Paper—0.1%
86,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	93,155
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	142,535
		TOTAL	235,690
		Capital Goods - Aerospace & Defense—4.5%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	251,115
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	481,836
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	362,734
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	310,680
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,015,184
425,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	425,413
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	766,309
500,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	528,358
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	222,657
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	379,350
100,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	102,376
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	185,860
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	799,330
125,000		Leidos, Inc., Sr. Unsecd. Note, 3.625%, 5/15/2025	135,095
350,000		Leidos, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2030	395,801
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	683,329
350,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	412,312
136,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.860% (3-month USLIBOR +1.735%), 2/15/2042	118,922
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	371,225
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	53,548
		TOTAL	8,001,434

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—1.1%
$ 100,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	$108,298
125,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	132,556
620,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	668,014
235,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	242,146
115,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	119,051
500,000	Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	532,148
170,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	204,533
	TOTAL	2,006,746
	Capital Goods - Construction Machinery—1.6%
885,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	870,660
450,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	448,323
480,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	536,023
895,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	904,309
	TOTAL	2,759,315
	Capital Goods - Diversified Manufacturing—2.1%
900,000	General Electric Co., Sr. Unsecd. Note, 3.375%, 3/11/2024	957,014
815,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	809,718
155,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	159,236
300,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	296,460
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	116,755
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	65,875
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	278,662
390,000	Valmont Industries, Inc., 5.250%, 10/1/2054	488,193
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	98,761
160,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	169,869
285,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	285,594
	TOTAL	3,726,137
	Capital Goods - Packaging—0.5%
180,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	193,487
80,000	Packaging Corp., of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	85,674
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	298,069
120,000	WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	124,743
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	167,879
	TOTAL	869,852
	Communications - Cable & Satellite—1.9%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	599,187
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	455,744
250,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	238,963
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	863,183
600,000	Charter Communications, Inc., 4.200%, 3/15/2028	670,612
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	177,262
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	368,249
	TOTAL	3,373,200
	Communications - Media & Entertainment—3.2%
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	580,576
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	157,370
375,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	505,898
250,000	Grupo Televisa S.A., 6.625%, 3/18/2025	291,558
950,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	1,139,531

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$ 300,000	[1]	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	$301,481
495,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	520,480
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	303,979
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	305,266
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	215,966
200,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	214,716
200,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	245,416
475,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	567,847
190,000		ViacomCBS, Inc., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	210,855
		TOTAL	5,560,939
		Communications - Telecom Wireless—3.6%
450,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	448,132
300,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	293,800
300,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	294,210
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	277,365
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	111,783
200,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	219,808
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	341,009
300,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	293,412
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	448,163
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	257,772
300,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	318,445
600,000		T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	662,817
415,000		T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	484,620
550,000		T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	532,857
230,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	254,559
350,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	404,084
580,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	751,903
		TOTAL	6,394,739
		Communications - Telecom Wirelines—7.4%
400,000		AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	400,660
400,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	405,053
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	863,601
350,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	359,662
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	308,411
1,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	1,021,069
255,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	264,298
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	574,078
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	573,682
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	522,635
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	347,668
545,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	687,715
400,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.895%, 3/6/2048	481,786
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	224,974
240,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	314,533
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	57,790
680,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	686,401
400,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	405,183
1,785,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,865,866
30,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	34,138

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 750,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	$851,669
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	448,185
210,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	257,972
534,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	670,689
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	475,780
		TOTAL	13,103,498
		Consumer Cyclical - Automotive—4.3%
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	251,720
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.350%, 11/1/2022	254,715
200,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	217,632
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	555,027
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	157,114
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	248,597
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	757,033
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	51,980
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	427,619
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	274,452
300,000		General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	321,180
600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	598,077
235,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	240,231
380,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	385,393
1,200,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,188,255
400,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	398,917
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	396,368
470,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	501,904
200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	200,790
200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	214,552
		TOTAL	7,641,556
		Consumer Cyclical - Retailers—4.1%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	149,472
675,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	737,204
600,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	643,755
325,000		AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	317,130
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	144,194
430,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	501,890
55,000	[1]	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	59,266
345,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	391,439
400,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	426,630
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	54,765
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,134,725
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	670,992
300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	340,911
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	344,430
450,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	471,827
610,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	585,130
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	183,551
		TOTAL	7,157,311
		Consumer Cyclical - Services—0.9%
200,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	192,362
235,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	279,468

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$ 350,000		Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	$380,139
250,000		Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	288,323
350,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	353,980
		TOTAL	1,494,272
		Consumer Non-Cyclical - Food/Beverage—7.3%
500,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	548,683
1,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,231,093
100,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	124,124
300,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.350%, 6/1/2040	348,995
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	586,051
350,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	418,588
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	589,149
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	131,094
650,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	645,652
710,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	692,120
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	328,239
135,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	135,084
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	227,734
445,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	445,499
200,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	214,955
100,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	101,048
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	185,429
110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	110,231
300,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	297,640
255,000		Jde Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	254,352
250,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	257,584
220,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	244,574
250,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	332,110
750,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	854,893
190,000		McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	183,885
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	275,007
500,000		Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	486,599
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	302,320
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	328,242
350,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	356,108
300,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	324,125
400,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	476,544
200,000		Tyson Foods, Inc., 3.950%, 8/15/2024	216,293
585,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	645,853
		TOTAL	12,899,897
		Consumer Non-Cyclical - Health Care—1.7%
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	357,644
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	232,535
55,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	59,459
300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	375,060
204,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	254,561
295,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	281,587
125,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	133,281
335,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	335,081
255,000		PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	253,297

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 550,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	$593,345
85,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	93,551
	TOTAL	2,969,401
	Consumer Non-Cyclical - Pharmaceuticals—3.2%
955,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	1,029,639
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	766,542
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	303,989
500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	571,629
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	354,135
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	367,737
600,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	573,034
790,000	Royalty Pharma PLC, Sr. Unsecd. Note, 1.750%, 9/2/2027	787,274
375,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	369,400
500,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	508,373
	TOTAL	5,631,752
	Consumer Non-Cyclical - Supermarkets—0.4%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	438,544
250,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	284,201
	TOTAL	722,745
	Consumer Non-Cyclical - Tobacco—1.9%
650,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	634,074
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	230,019
500,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	634,158
325,000	Bat Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	322,788
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	539,011
200,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	207,520
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	360,515
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	396,131
	TOTAL	3,324,216
	Energy - Independent—1.7%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	256,106
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	628,115
390,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	426,980
175,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	197,950
685,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	857,245
200,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	224,800
500,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	486,579
	TOTAL	3,077,775
	Energy - Integrated—1.4%
605,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	588,756
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	333,652
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	269,289
100,000	Petro-Canada, Bond, 5.350%, 7/15/2033	122,727
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	137,475
470,000	Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	486,622
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	536,941
	TOTAL	2,475,462
	Energy - Midstream—5.7%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	136,774
400,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	458,577

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	$111,041
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	136,737
50,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 144A, 3.000%, 11/15/2029	52,536
65,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	70,788
725,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.000%, 5/15/2050	837,946
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	647,298
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	293,376
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	318,618
550,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	582,998
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	226,965
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	602,348
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	435,298
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	679,477
300,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	363,418
300,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	340,279
350,000		MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	351,462
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	441,315
200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	233,196
80,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	89,961
400,000		ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	417,807
500,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	592,294
290,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	322,025
200,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	203,517
290,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	313,464
650,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	779,807
		TOTAL	10,039,322
		Energy - Refining—1.3%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	214,690
225,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	263,628
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	207,887
245,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	243,743
565,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	713,618
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	154,007
400,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	481,854
		TOTAL	2,279,427
		Financial Institution - Banking—6.1%
410,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	440,952
400,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	394,562
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	218,046
575,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	641,351
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	869,679
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	553,512
255,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	273,026
480,000		Citigroup, Inc., 4.125%, 7/25/2028	536,203
250,000		Citigroup, Inc., 5.500%, 9/13/2025	288,638
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	814,920
450,000	[1]	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	512,104
580,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	583,171
200,000		Comerica, Inc., 3.800%, 7/22/2026	220,178
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	218,398

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 120,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	$128,060
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	227,752
245,000		FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	248,706
500,000		Goldman Sachs Group, Inc., 5.950%, 1/15/2027	601,896
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	396,294
900,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	997,166
400,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	393,365
450,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	514,676
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	184,827
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	251,124
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	217,848
		TOTAL	10,726,454
		Financial Institution - Broker/Asset Mgr/Exchange—0.8%
575,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	577,371
200,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	237,770
300,000		Stifel Financial Corp., 4.250%, 7/18/2024	326,731
200,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	223,156
		TOTAL	1,365,028
		Financial Institution - Finance Companies—1.8%
185,000	[1]	Astrazeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	188,015
500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	579,886
575,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	666,593
1,500,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	1,801,603
		TOTAL	3,236,097
		Financial Institution - Insurance - Health—0.7%
271,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	286,529
500,000		CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	555,824
250,000		CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	320,021
		TOTAL	1,162,374
		Financial Institution - Insurance - Life—1.2%
300,000		American International Group, Inc., 4.500%, 7/16/2044	366,760
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	275,358
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	491,378
75,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	112,833
110,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	168,628
400,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	426,473
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	175,114
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	75,155
		TOTAL	2,091,699
		Financial Institution - Insurance - P&C—0.7%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	558,634
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	172,482
13,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	13,783
412,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	479,249
		TOTAL	1,224,148
		Financial Institution - REIT - Apartment—0.6%
160,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	175,923
160,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	152,026
150,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	160,945
50,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	51,310

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 80,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	$83,533
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	217,661
250,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	240,347
	TOTAL	1,081,745
	Financial Institution - REIT - Healthcare—1.0%
375,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	359,827
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	257,819
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	329,739
325,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	335,028
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	563,978
	TOTAL	1,846,391
	Financial Institution - REIT - Office—1.1%
65,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	61,226
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	100,281
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	112,365
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	302,569
500,000	Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	518,825
840,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	826,671
	TOTAL	1,921,937
	Financial Institution - REIT - Other—0.5%
160,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	186,406
240,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	237,167
175,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	194,063
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	325,601
	TOTAL	943,237
	Financial Institution - REIT - Retail—0.9%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	148,604
80,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	82,197
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	322,938
300,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	331,507
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	190,611
460,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	482,013
	TOTAL	1,557,870
	Technology—7.4%
1,070,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,191,290
190,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	210,635
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	288,446
310,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	309,549
10,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	9,985
450,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	463,803
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	69,993
250,000	Dell International LLC / EMC Corp., 4.000%, 7/15/2024	270,548
1,000,000	Dell International LLC / EMC Corp., 5.300%, 10/1/2029	1,209,990
500,000	Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	492,644
205,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	215,197
250,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	263,717
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	225,624
135,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	136,919
375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	408,583
285,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	303,052

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 450,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	$497,634
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	178,021
450,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	488,624
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	228,946
350,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	368,005
850,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	862,434
800,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	802,585
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	1,035,780
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	86,179
160,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	182,203
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	90,665
220,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	227,828
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	170,509
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	159,353
730,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	714,280
335,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	333,003
500,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	497,785
	TOTAL	12,993,809
	Technology Services—0.5%
150,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	147,865
710,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	703,141
95,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	96,671
	TOTAL	947,677
	Transportation - Airlines—0.5%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	149,075
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	117,020
495,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	559,084
	TOTAL	825,179
	Transportation - Railroads—0.6%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	138,886
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	103,817
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	209,356
305,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	316,100
200,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	248,568
	TOTAL	1,016,727
	Transportation - Services—2.0%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	451,702
250,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	255,040
550,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	616,282
725,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	720,360
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	313,563
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	301,783
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	433,593
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	234,543
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	207,788
	TOTAL	3,534,654
	Utility - Electric—4.4%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	141,239
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	86,881
95,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	97,212

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	$296,065
170,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	172,509
645,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	659,383
195,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	206,183
130,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	147,827
120,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	120,462
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	253,321
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	491,800
300,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	320,703
740,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	874,809
300,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	296,229
200,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	239,320
100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	108,919
95,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	120,212
180,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	211,214
242,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	259,795
290,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	319,440
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	219,550
300,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	339,973
100,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	118,944
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	265,337
230,000		Puget Energy, Inc., Sec. Fac. Bond, 144A, 2.379%, 6/15/2028	230,247
1,175,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,244,995
		TOTAL	7,842,569
		Utility - Natural Gas—1.2%
300,000		Enbridge Energy Partners LP, 5.875%, 10/15/2025	350,072
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	102,925
300,000	[1]	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	320,182
195,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	197,690
130,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	139,895
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	230,501
200,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	213,238
250,000		Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	279,930
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	305,528
		TOTAL	2,139,961
		Utility - Natural Gas Distributor—0.1%
110,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	108,210
		TOTAL CORPORATE BONDS (IDENTIFIED COST $155,544,025)	166,339,787
		FOREIGN GOVERNMENTS/AGENCIES—3.1%
		Sovereign—3.1%
400,000		Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	378,016
450,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	466,367
855,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	901,084
700,000		Mexico, Government of, 3.750%, 1/11/2028	760,963
200,000		Mexico, Government of, Series MTN, 4.750%, 3/8/2044	212,842
206,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	270,892
800,000		Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	819,176
700,000		Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	761,593
300,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	306,810

Principal Amount or Shares		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	$280,735
190,000	Peru, Government of, 6.550%, 3/14/2037	256,133
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $5,142,964)	5,414,611
	REPURCHASE AGREEMENT—2.3%
4,075,000	Interest in $1,790,000,000 joint repurchase agreement 0.06%, dated 9/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,790,002,735 on 10/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,825,802,790. (IDENTIFIED COST $4,075,000)	4,075,000
	INVESTMENT COMPANY—1.2%
2,145,290	Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[3] (IDENTIFIED COST $2,145,290)	2,145,290
	TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $166,907,279)	177,974,688
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(1,515,448)
	TOTAL NET ASSETS—100%	$176,459,240
At September 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Notes 2-Year Long Futures	66	$14,523,609	December 2021	$(8,399)
[5]United States Treasury Ultra Bond Long Futures	9	$1,719,563	December 2021	$(61,193)
Short Futures:
[5]United States Treasury Notes 10-Year Short Futures	60	$7,896,563	December 2021	$99,703
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$30,111
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,923,953 and $10,149,397, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2020	$700,235
Purchases at Cost	$11,663,317
Proceeds from Sales	$(10,218,262)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 9/30/2021	$2,145,290
Shares Held as of 9/30/2021	2,145,290
Dividend Income	$161

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,090,875	$2,145,290

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$166,339,787	$—	$166,339,787
Foreign Governments/Agencies	—	5,414,611	—	5,414,611
Repurchase Agreement	—	4,075,000	—	4,075,000
Investment Company	2,145,290	—	—	2,145,290
TOTAL SECURITIES	$2,145,290	$175,829,398	$—	$177,974,688
Other Financial Instruments:[1]
Assets	$99,703	$—	$—	$99,703
Liabilities	(69,592)	—	—	(69,592)
TOTAL OTHER FINANCIAL INSTRUMENTS	$30,111	$—	$—	$30,111

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust